Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14
Prospectus Date	rr_ProspectusDate	Apr. 27, 2016
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2016